Income tax - Reconciliation between U.K. statutory income tax rate and the effective tax rate (Details)	11 Months Ended	12 Months Ended
	Dec. 31, 2019	Jan. 31, 2019	Jan. 31, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
U.K. corporation tax rate	19.00%	19.00%	19.17%
Change in valuation allowance	(11.03%)	11.93%	(3.79%)
Non-deductible expenses	(1.49%)	25.93%	(1.60%)
Refundable R&D tax credit	3.07%	(5.20%)	3.55%
R&D deduction surrendered	(9.52%)	0.00%	(5.27%)
R&D deduction benefit	0.00%	(18.62%)	0.00%
Overseas profits taxed at different rates	(0.16%)	4.25%	(1.26%)
Release of temporary difference relating to intangible assets	0.51%	(10.23%)	0.00%
Reported effective income tax rate	0.38%	(8.97%)	(1.82%)
ASC 606
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Adjustment on adoption	0.00%	(36.13%)	(12.65%)
ASC 842
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Adjustment on adoption	0.00%	0.10%	0.03%